Subsequent events (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, € in Millions													12 Months Ended
	Apr. 20, 2022 USD ($) shares	Apr. 20, 2022 CAD ($) $ / shares shares	Mar. 22, 2022 $ / shares shares	Mar. 17, 2022 USD ($) shares	Mar. 14, 2022 USD ($) $ / shares shares	Feb. 20, 2022 director	Feb. 10, 2022 USD ($) shares	Jan. 14, 2022 USD ($) shares	Nov. 21, 2021 $ / shares	Nov. 12, 2021 USD ($) $ / shares shares	Nov. 10, 2021 USD ($) $ / shares shares	Jul. 26, 2021 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 20, 2022 CAD ($)	Apr. 20, 2022 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Number Of Directors Newly Appointed | director						3
Number Of Directors | director						7
Shares issued, number | shares							8,000	154,000		2,126,400
Shares issued, value | $							$ 20,000	$ 385,000		$ 5,312,136			$ 5,054,059	$ 1,477	$ 156
Conversion of debt, number | shares					1,645,745						880,000
Conversion of debt, amount | $					$ 6,582,980						$ 2,200,000		$ 2,200,000
Face amount | $					6,559,294
Accrued interest | $					$ 23,686
Share price | $ / shares			$ 31		$ 4				$ 0.01	$ 2.50	$ 2.50	$ 0.53
Shares issued, number, ESOP | shares				869,963
Shares issued, number, IPO | shares				4,000,000
Gross value of shares issued | $				$ 16,000,000
Net value of shares issued | $				$ 14,682,089
Shares issued in exercise of warrants, number | shares			234,839
Warrants, number of shares issuable | shares			280,000
Warrant exercise price per share | $ / shares			$ 5
Warrants, difference between market price and exercise price, per share | $ / shares			$ 26
Acquisition of Holigen Limited | Holigen Limited
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest acquired	100.00%															100.00%	100.00%
Cash transferred	$ 3,000,000.0															$ 3,750
Number of common shares | $	1,900,000
Debt assumed	$ 4,300,000																€ 4.0
Acquisition of Holigen Limited | Holigen Limited | The Flowr Corporation
Disclosure of non-adjusting events after reporting period [line items]
Number of shares acquired | shares	14,285,714	14,285,714
Payments to acquire investments	$ 790,000	$ 1,000
Price per share | $ / shares		$ 0.07